28. Operating revenue (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Revenue Details 1Abstract
Sanitation services	[1]	R$ 14,253,609	R$ 12,223,746	R$ 11,122,232
Construction revenue		2,802,670	3,150,877	3,732,877
Sales Tax		(916,808)	(757,619)	(756,901)
Regulation, Control and Oversight Fee (TRCF) (ii)		(54,377)	(8,771)	0
Net operating revenue		R$ 16,085,094	R$ 14,608,233	R$ 14,098,208

[1]	Includes the amount of R$63,901 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP.